Net Income/(Loss) Per Share (Narrative) (Details)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
NET INCOME/(LOSS) PER SHARE [Abstract]
Included weighted-average share options	697,112	22,170,185	1,738,974
Included weighted-average preferred shares	0	79,581,010	0